RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Development and regulatory approval expenses		$ 507,424	$ 3,853,919
December 2022 Private Placement [Member] | Chief Financial Officer and Director [Member]
Related Party Transaction [Line Items]
Funds raised, rate	15.10%
December 2022 Private Placement [Member] | Sakiris [Member]
Related Party Transaction [Line Items]
Investment	$ 19,991
December 2022 Private Placement [Member] | Kostandas [Member]
Related Party Transaction [Line Items]
Investment	$ 13,327
Life Science Biosensor Diagnostics Pty Ltd [Member]
Related Party Transaction [Line Items]
Remaining amount payble to related party		8,714	9,054
BiosensX [Member]
Related Party Transaction [Line Items]
Development and regulatory approval expenses			2,600,000
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party			$ 145,733